CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares
Revenues	¥ 160,344	$ 22,207	¥ 232,076	¥ 337,469
Cost of revenues (exclusive of amortization of intangible assets shown separately below, including transactions with related parties of RMB31,813, RMB22,347 and RMB18,155 for the years ended March 31, 2022, 2023 and 2024, respectively)	(91,191)	(12,629)	(113,884)	(159,601)
Sales and marketing expenses	(67,391)	(9,334)	(67,709)	(148,410)
Research and development expenses	(26,724)	(3,701)	(37,068)	(82,641)
General and administrative expenses	(55,148)	(7,638)	(63,445)	(79,178)
Amortization of intangible assets	(1,901)	(263)	(59,992)	(328,154)
Impairment of goodwill and intangible assets	(9,945)	(1,377)	(84,693)	(235,394)
Other income, net	12,784	1,771	7,267	25,427
(Loss)/gain from operations	(79,172)	(10,964)	(187,448)	(670,482)
Interest income	12,719	1,762	17,389	13,903
Interest expense	(191)	(26)	(598)	0
Gain/(Loss) from investments, net	953	132	(18,615)	232
Loss before income tax and share of results of equity investee	(65,691)	(9,096)	(189,272)	(656,347)
Income tax benefits	1,618	224	1,983	14,512
Share of results of equity method investees	(2,886)	(400)	883	(539)
Net loss	(66,959)	(9,272)	(186,406)	(642,374)
Net loss attributable to non-controlling interests	(7,674)	(1,063)	(8,422)	(2,574)
Net loss attributable to MOGU Inc.	(59,285)	(8,209)	(177,984)	(639,800)
Other comprehensive (loss)/income:
Foreign currency translation adjustment, net of nil tax	3,675	509	14,264	(17,400)
Unrealized securities holding gains, net of tax	3,496	484	(884)	(10,729)
Total comprehensive loss	(59,788)	(8,279)	(173,026)	(670,503)
Total comprehensive loss attributable to non-controlling interests	(7,674)	(1,063)	(8,422)	(2,574)
Total comprehensive loss attributable to MOGU Inc.	¥ (52,114)	$ (7,216)	¥ (164,604)	¥ (667,929)
Net loss per ordinary share
Basic | (per share)	¥ (0.02)	$ 0	¥ (0.07)	¥ (0.25)
Diluted | (per share)	¥ (0.02)	$ 0	¥ (0.07)	¥ (0.25)
Weighted average number of shares used in computing net loss per share
Basic	2,597,764,333	2,597,764,333	2,554,338,579	2,519,948,060
Diluted	2,597,764,333	2,597,764,333	2,554,338,579	2,519,948,060
ADS
Net loss per ordinary share
Basic | (per share)	¥ (6.85)	$ (0.95)	¥ (20.9)	¥ (76.17)
Diluted | (per share)	¥ (6.85)	$ (0.95)	¥ (20.9)	¥ (76.17)
Cost of Revenues
Share-based compensation expenses included in:
Share-based compensation expenses	¥ (490)	$ (68)	¥ (1,448)	¥ (1,872)
General and Administrative Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(3,342)	(463)	(7,855)	(6,789)
Sales and Marketing Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(439)	(61)	(3,398)	(3,905)
Research and Development Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(319)	(44)	(862)	108
Commission Revenues
Revenues	109,742	15,199	147,514	226,742
Marketing Services Revenues
Revenues	961	133	4,416	17,888
Financing Solutions Revenues
Revenues	10,267	1,422	12,947	31,852
Technology Services Revenues
Revenues	33,288	4,610	58,867	46,077
Other Revenues
Revenues	¥ 6,086	$ 843	¥ 8,332	¥ 14,910